UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: October

Date of reporting period: April 30, 2025

Item 1.	Report to Stockholders.

(a)

Indexperts Gorilla Aggressive Growth ETF Tailored Shareholder Report

Indexperts Gorilla Aggressive Growth ETF

Ticker: RILA

Exchange: NYSE Arca

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Indexperts Gorilla Aggressive Growth ETF for the period December 31, 2024 to April 30, 2025. You can find additional information about the Fund at https://etfpages.com/RILA. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past fiscal period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RILA	$2¹	0.50%

¹	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.

What did the Fund invest in?

(as of April 30, 2025)

Sector Breakdown (% of net assets)

Technology
36.6%
Health Care
14.9%
Financials
12.4%
Consumer Discretionary
11.9%
Communications
10.4%
Industrials
7.1%
Consumer Staples
3.4%
Materials
3.0%
Energy
0.1%
Other
0.2%

Top Ten Holdings	(% of Total Net Assets)
Microsoft Corp	4.8%
Mastercard Inc	4.4%
ServiceNow Inc	4.0%
NVIDIA Corp	4.0%
Eli Lilly & Co	3.7%
Vertex Pharmaceuticals Inc	3.6%
Broadcom Inc	3.3%
Amazon.com Inc	3.2%
Costco Wholesale Corp	3.0%
Uber Technologies Inc	2.9%

Key Fund Statistics
(as of April 30, 2025)

Net Assets	$25,577,792
Number of Holdings	175
Net Advisory Fee	$28,606
Portfolio Turnover	0.32%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/RILA.

Indexperts Quality Earnings Focused ETF Tailored Shareholder Report

Indexperts Quality Earnings Focused ETF

Ticker: QIDX

Exchange: NYSE Arca

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Indexperts Quality Earnings Focused ETF for the period December 31, 2024 to April 30, 2025. You can find additional information about the Fund at https://etfpages.com/QIDX. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past fiscal period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QIDX	$2¹	0.50%

¹	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.

What did the Fund invest in?

(as of April 30, 2025)

Sector Breakdown (% of net assets)

Financials
17.2%
Industrials
14.3%
Technology
13.9%
Health Care
12.6%
Consumer Staples
11.3%
Consumer Discretionary
9.4%
Communications
8.5%
Materials
4.6%
Real Estate
2.1%
Other
6.1%

Top Ten Holdings	(% of Total Net Assets)
T-Mobile US Inc	3.2%
American Express Co	2.5%
Walmart Inc	2.4%
Williams Cos Inc/The	2.4%
Arista Networks Inc	2.3%
KLA Corp	2.2%
Costco Wholesale Corp	2.1%
Kroger Co/The	2.1%
Berkshire Hathaway Inc	1.9%
Eli Lilly & Co	1.8%

Key Fund Statistics
(as of April 30, 2025)

Net Assets	$24,814,452
Number of Holdings	131
Net Advisory Fee	$28,388
Portfolio Turnover	0.40%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/QIDX.

Indexperts Yield Focused Fixed Income ETF Tailored Shareholder Report

Indexperts Yield Focused Fixed Income ETF

Ticker: YFFI

Exchange: NYSE Arca

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Indexperts Yield Focused Fixed Income ETF for the period December 31, 2024 to April 30, 2025. You can find additional information about the Fund at https://etfpages.com/YFFI. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past fiscal period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YFFI	$2¹	0.50%

¹	Based on operations for the period December 31, 2024 to April 30, 2025. Expenses for the full fiscal period would be higher.

What did the Fund invest in?

(as of April 30, 2025)

Sector Breakdown (% of net assets)

Utilities
24.4%
Energy
19.5%
Financials
18.9%
Consumer Staples
7.3%
Health Care
6.8%
Consumer Discretionary
5.0%
Industrials
5.0%
Communications
4.6%
Materials
3.2%
Other
5.3%

Top Ten Holdings	(% of Total Net Assets)
Goldman Sachs Financial Square Government Fund	3.8%
Travelers Cos Inc/The	2.0%
Genuine Parts Co	2.0%
Rockwell Automation Inc	2.0%
Walmart Inc	2.0%
American Express Co	2.0%
General Electric Co	2.0%
HCA Inc	2.0%
Boston Scientific Corp	2.0%
Walt Disney Co/The	1.9%

Key Fund Statistics
(as of April 30, 2025)

Net Assets	$15,611,950
Number of Holdings	79
Net Advisory Fee	$18,808
Portfolio Turnover	6.58%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/YFFI.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements

For the semi-annual period ended April 30, 2025

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Indexperts Gorilla Aggressive Growth ETF, Indexperts Quality Earnings Focused ETF, and Indexperts Yield Focused Income ETF (the “Funds”). The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Indexperts Gorilla Aggressive Growth ETF

Schedule of Investments (unaudited)

As of April 30, 2025

	Shares	Value
Common Stock - 99.76%
Communications - 10.35%
Airbnb Inc	1,079	$131,552
AppLovin Corp	374	100,722
DoorDash Inc	843	162,606
Iridium Communications Inc	792	19,111
Netflix Inc	541	612,261
Spotify Technology SA	545	334,619
T-Mobile US Inc	1,610	397,590
Trade Desk Inc/The	2,267	121,579
Uber Technologies Inc	9,024	731,034
Warner Music Group Corp	573	17,448
Yelp Inc	527	18,487
		2,647,009
Consumer Discretionary - 11.93%
Amazon.com Inc	4,387	809,051
Armstrong World Industries Inc	115	16,677
Chewy Inc	523	19,613
Chipotle Mexican Grill Inc	4,480	226,330
Churchill Downs Inc	141	12,748
Deckers Outdoor Corp	1,814	201,046
DraftKings Inc	1,040	34,622
Dutch Bros Inc	293	17,504
Floor & Decor Holdings Inc	261	18,646
Flutter Entertainment PLC	323	77,840
Freshpet Inc	188	13,826
Hilton Worldwide Holdings Inc	1,299	292,899
IMAX Corp	616	14,987
Lowe’s Cos Inc	1,202	268,719
Lululemon Athletica Inc	601	162,733
On Holding AG	793	38,151
O’Reilly Automotive Inc	258	365,122
Pursuit Attractions and Hospitality Inc	498	14,586
Shake Shack Inc	229	20,092
Texas Roadhouse Inc	268	44,477
TJX Cos Inc/The	2,837	365,065
Universal Technical Institute Inc	568	15,938
		3,050,672
Consumer Staples - 3.41%
Celsius Holdings Inc	940	32,862
Costco Wholesale Corp	776	771,732
elf Beauty Inc	358	22,149
Hims & Hers Health Inc	837	27,705
Vita Coco Co Inc/The	548	18,111
		872,559
Energy - 0.08%
Fluence Energy Inc	5,034	20,589

See Notes to Financial Statements	3

Indexperts Gorilla Aggressive Growth ETF

Schedule of Investments (unaudited) (continued)

As of April 30, 2025

	Shares	Value
Financials - 12.35%
American Express Co	1,310	$348,997
Equifax Inc	186	48,384
Flywire Corp	1,557	14,651
Global Payments Inc	2,075	158,343
Goosehead Insurance Inc	115	11,179
Mastercard Inc	2,067	1,132,840
Moody’s Corp	562	254,653
Paymentus Holdings Inc	560	18,178
Progressive Corp/The	1,373	386,829
Remitly Global Inc	815	16,479
Ryan Specialty Holdings Inc	282	18,474
Shift4 Payments Inc	212	17,342
Toast Inc	1,085	38,604
TPG Inc	340	15,793
Travelers Cos Inc	1,297	342,577
Trupanion Inc	474	17,348
Verisk Analytics Inc	1,078	319,552
		3,160,223
Health Care - 14.90%
Anika Therapeutics Inc	1,134	16,477
Apellis Pharmaceuticals Inc	988	18,979
Astrana Health Inc	560	17,455
Centene Corp	3,608	215,939
Cigna Group/The	781	265,571
Dexcom Inc	2,870	204,861
Eli Lilly & Co	1,044	938,504
Exact Sciences Corp	803	36,649
InfuSystem Holdings Inc	2,790	13,169
Inspire Medical Systems Inc	98	15,521
Insulet Corp	125	31,536
Intuitive Surgical Inc	1,082	558,096
LeMaitre Vascular Inc	163	14,791
Medpace Holdings Inc	57	17,578
Penumbra Inc	58	16,985
Phibro Animal Health Corp	775	14,423
Progyny, Inc	1,047	23,913
RadNet Inc	331	17,338
Regeneron Pharmaceuticals Inc	296	177,233
The Pennant Group Inc	728	18,651
Thermo Fisher Scientific Inc	551	236,379
UFP Technologies Inc	69	14,389
Vertex Pharmaceuticals Inc	1,818	926,271
		3,810,708
Industrials - 7.07%
AAON Inc	271	24,734
Axon Enterprise Inc	61	37,411

See Notes to Financial Statements	4

Indexperts Gorilla Aggressive Growth ETF

Schedule of Investments (unaudited) (continued)

As of April 30, 2025

	Shares	Value
Industrials (continued)
Badger Meter Inc	78	$17,224
Casella Waste Systems Inc	137	16,091
CECO Environmental Corp	623	14,821
Cintas Corp	1,804	381,871
Comfort Systems USA Inc	111	44,128
Construction Partners Inc	266	21,849
CRA International Inc	78	12,652
Global Industrial Co	650	16,692
Graham Corp	451	13,746
HEICO Corp	161	40,372
Hubbell Inc	101	36,681
Itron Inc	162	18,029
Janus International Group Inc	2,325	15,996
L3Harris Technologies Inc	1,294	284,706
Lennox International Inc	64	34,992
Lincoln Electric Holdings Inc	90	15,858
Modine Manufacturing Co	197	16,083
PACCAR Inc	2,346	211,633
Rollins Inc	805	45,990
Trane Technologies PLC	964	369,511
Transcat Inc	201	15,945
Verra Mobility Corp	779	16,982
Vertiv Holdings Co	979	83,587
		1,807,584
Materials - 3.04%
CF Industries Holdings Inc	3,368	263,950
Ecolab Inc	839	210,950
Linde PLC	625	283,269
Royal Gold Inc	104	19,002
		777,171
Technology - 36.63%
ACV Auctions Inc	1,228	18,039
Aehr Test Systems	1,998	17,043
Alkami Technology Inc	642	17,135
Arista Networks Inc	5,124	421,552
Atlassian Corp	170	38,813
Autodesk Inc	616	168,938
AvePoint Inc	1,117	18,263
AvidXchange Holdings Inc	2,392	19,447
Bentley Systems Inc	908	39,035
Broadcom Inc	4,339	835,127
Cadence Design Systems Inc	907	270,050
Calix Inc	497	20,332
Cellebrite DI Ltd	938	18,563
Clearwater Analytics Holdings Inc	867	19,716
Cloudflare Inc	299	36,113

See Notes to Financial Statements	5

Indexperts Gorilla Aggressive Growth ETF

Schedule of Investments (unaudited) (continued)

As of April 30, 2025

	Shares	Value
Technology (continued)
Confluent Inc	782	$18,619
Crowdstrike Holdings Inc	542	232,448
CyberArk Software Ltd	95	33,455
Datadog Inc	551	56,290
Doximity Inc	308	17,519
Dynatrace Inc	1,035	48,614
Elastic NV	260	22,412
Entegris Inc	523	41,380
Everspin Technologies Inc	2,936	15,561
ExlService Holdings Inc	350	16,968
Fabrinet	92	18,866
Five9 Inc	527	13,249
Freshworks Inc	1,031	15,228
Global-e Online Ltd	464	16,662
Globant SA	154	18,106
HubSpot Inc	62	37,913
Integral Ad Science Holding Corp	1,947	13,765
International Business Machines Corp	1,392	336,613
Intuit Inc	1,056	662,608
Jamf Holding Corp	1,087	12,577
KLA Corp	523	367,507
MACOM Technology Solutions Holdings Inc	176	18,260
Microsoft Corp	3,099	1,224,911
Monday.com Ltd	142	39,901
MongoDB Inc	196	33,745
Monolithic Power Systems Inc	82	48,634
nCino Inc	833	19,326
NVIDIA Corp	9,282	1,010,995
PagerDuty Inc	843	13,075
Palantir Technologies Inc	5,965	706,495
Palo Alto Networks Inc	2,399	448,445
Paylocity Holding Corp	87	16,713
PDF Solutions Inc	797	14,625
Privia Health Group Inc	782	18,361
PTC Inc	267	41,377
Pure Storage Inc	829	37,603
ServiceNow Inc	1,072	1,023,771
Simulations Plus Inc	541	18,583
SkyWater Technology Inc	1,863	13,209
Snowflake Inc	370	59,011
Sprout Social Inc	785	16,414
SPS Commerce Inc	136	19,517
Synopsys Inc	550	252,456
Tenable Holdings Inc	556	16,997
UiPath Inc	1,548	18,483
Veeva Systems Inc	263	61,460

See Notes to Financial Statements	6

Indexperts Gorilla Aggressive Growth ETF

Schedule of Investments (unaudited) (continued)

As of April 30, 2025

	Shares	Value
Technology (continued)
Vertex Inc	522	$20,896
Vicor Corp	323	12,889
Workday Inc	375	91,875
Zeta Global Holdings Corp	1,356	17,709
Zscaler Inc	266	60,161
		9,370,423
Total Common Stock (Cost $26,633,159)		25,516,938

Short-Term Investment - 0.25%	Shares
Goldman Sachs Financial Square Government Fund, 4.23% (a) (Cost $64,344)	64,344	64,344

Investments, at Value (Cost $26,697,503) - 100.01%		25,581,282
Liabilities in Excess of Other Assets - (0.01)%		(3,490)
Net Assets - 100.00%		$25,577,792

(a) Represents 7-day effective SEC yield as of April 30, 2025.

See Notes to Financial Statements	7

Indexperts Quality Earnings Focused ETF

Schedule of Investments (unaudited)

As of April 30, 2025

	Shares	Value
Common Stock - 99.70%
Communications - 8.52%
Alphabet Inc	2,568	$407,798
AMC Networks Inc	6,172	39,501
Gray Media Inc	13,989	46,863
Netflix Inc	261	295,379
Shutterstock Inc	1,605	25,616
TEGNA Inc	5,701	92,527
T-Mobile US Inc	3,239	799,871
Verizon Communications Inc	9,202	405,440
		2,112,995
Consumer Discretionary - 9.43%
Autoliv Inc	980	91,365
AutoZone Inc	119	447,749
Boyd Gaming Corp	1,670	115,464
Carriage Services Inc	3,129	125,035
Deckers Outdoor Corp	1,131	125,349
Ethan Allen Interiors Inc	2,389	67,919
FirstCash Holdings Inc	993	133,022
Gentherm Inc	1,372	35,686
Hilton Worldwide Holdings Inc	762	171,816
LKQ Corp	2,187	83,565
Lowe’s Cos Inc	649	145,090
Lululemon Athletica Inc	333	90,166
National Vision Holdings Inc	3,371	41,632
O’Reilly Automotive Inc	145	205,204
Ralph Lauren Corp	611	137,444
Service Corp International/US	1,525	121,848
TJX Cos Inc/The	1,575	202,671
		2,341,025
Consumer Staples - 11.29%
BJ’s Wholesale Club Holdings Inc	1,529	179,749
Casey’s General Stores Inc	373	172,546
Costco Wholesale Corp	526	523,107
Hormel Foods Corp	10,222	305,638
Ingles Markets Inc	1,028	63,417
Kroger Co/The	7,236	522,512
Natural Grocers by Vitamin Cottage Inc	4,758	238,661
Turning Point Brands Inc	3,109	190,830
Walmart Inc	6,225	605,381
		2,801,841
Energy - 4.43%
Exxon Mobil Corp	3,486	368,226
Murphy USA Inc	267	133,118
Williams Cos Inc/The	10,201	597,473
		1,098,817
Financials - 17.23%
Acadian Asset Management Inc	3,661	98,627
American Express Co	2,354	627,129
American Financial Group Inc/OH	881	111,587
Ares Capital Corp	5,566	114,994
Berkshire Hathaway Inc	888	473,526
Broadridge Financial Solutions Inc	1,768	428,563

See Notes to Financial Statements	8

Indexperts Quality Earnings Focused ETF

Schedule of Investments (unaudited) (continued)

As of April 30, 2025

	Shares	Value
Financials (continued)
CPI Card Group Inc	4,248	$111,043
Fair Isaac Corp	89	177,082
First American Financial Corp	1,900	115,539
Global Payments Inc	1,185	90,427
Hanover Insurance Group Inc/The	881	146,334
Houlihan Lokey Inc	864	140,037
Mastercard Inc	328	179,764
Moody’s Corp	957	433,636
Progressive Corp/The	854	240,606
S&P Global Inc	822	411,041
Travelers Cos Inc	696	183,834
Verisk Analytics Inc	646	191,494
		4,275,263
Health Care - 12.55%
Abbott Laboratories	3,067	401,010
Astrana Health Inc	1,795	55,950
Cencora Inc	1,528	447,200
Centene Corp	2,047	122,513
Cigna Group/The	516	175,461
CorVel Corp	1,000	108,760
Dexcom Inc	1,361	97,148
Eli Lilly & Co	506	454,869
LeMaitre Vascular Inc	1,115	101,175
Owens & Minor Inc	4,014	28,339
Regeneron Pharmaceuticals Inc	164	98,197
Select Medical Holdings Corp	2,933	53,498
Stryker Corp	1,051	392,990
Thermo Fisher Scientific Inc	910	390,390
Vertex Pharmaceuticals Inc	367	186,987
		3,114,487
Industrials - 14.28%
Acuity Inc	506	123,267
Albany International Corp	830	54,581
Allison Transmission Holdings Inc	1,495	137,899
Applied Industrial Technologies Inc	418	101,691
ArcBest Corp	546	31,952
Atkore Inc	503	32,127
AZZ Inc	1,125	97,605
Caterpillar Inc	1,059	327,517
Comfort Systems USA Inc	260	103,363
CRA International Inc	594	96,347
Curtiss-Wright Corp	516	177,963
Genco Shipping & Trading Ltd	3,872	50,181
Hackett Group Inc/The	3,231	82,520
Ichor Holdings Ltd	1,858	36,751
Insteel Industries Inc	2,148	72,839
Kadant Inc	252	74,340
Kimball Electronics Inc	3,494	50,104
Knight-Swift Transportation Holdings Inc	2,019	79,084
L3Harris Technologies Inc	789	173,596
ManpowerGroup Inc	1,553	66,888
Matson Inc	719	78,436

See Notes to Financial Statements	9

Indexperts Quality Earnings Focused ETF

Schedule of Investments (unaudited) (continued)

As of April 30, 2025

	Shares	Value
Industrials (continued)
Napco Security Technologies Inc	2,011	$45,951
PACCAR Inc	1,400	126,294
Paychex Inc	2,986	439,300
Resideo Technologies Inc	3,537	59,351
Ryder System Inc	697	95,956
Teekay Tankers Ltd	1,418	60,364
Timken Co/The	1,327	85,260
Transcat Inc	780	61,877
TriNet Group Inc	888	69,557
Watts Water Technologies Inc	391	81,230
WW Grainger Inc	361	369,776
	-	3,543,967
Materials - 4.59%
Amcor PLC	14,478	133,200
Avient Corp	1,927	64,188
CF Industries Holdings Inc	1,990	155,956
Hawkins Inc	1,109	135,054
Linde PLC	346	156,818
Packaging Corp of America	627	116,378
Reliance Inc	354	102,033
Rogers Corp	712	44,009
Sensient Technologies Corp	1,160	108,982
Tecnoglass Inc	1,708	121,729
		1,138,347
Real Estate - 2.11%
Jones Lang LaSalle Inc	580	131,898
VICI Properties Inc	12,201	390,676
		522,574
Technology - 13.87%
Adobe Inc	625	234,363
Applied Materials Inc	1,785	269,017
Arista Networks Inc	7,080	582,472
Cadence Design Systems Inc	520	154,825
Cisco Systems Inc	7,614	439,556
Cognizant Technology Solutions Corp	4,578	336,803
Crane NXT Co	1,900	89,148
ExlService Holdings Inc	2,530	122,654
International Business Machines Corp	852	206,031
KLA Corp	769	540,369
Microsoft Corp	374	147,827
ServiceNow Inc	202	192,912
Synopsys Inc	275	126,228
		3,442,205
Utilities - 1.40%
Chesapeake Utilities Corp	781	102,834
National Fuel Gas Co	2,304	176,901
Otter Tail Corp	859	68,188
		347,923
Total Common Stock (Cost $25,582,369)		24,739,444

See Notes to Financial Statements	10

Indexperts Quality Earnings Focused ETF

Schedule of Investments (unaudited) (continued)

As of April 30, 2025

	Shares	Value
Short-Term Investment - 0.27%
Goldman Sachs Financial Square Government Fund, 4.23% (a) (Cost $67,775)	67,775	$67,775

Investments, at Value (Cost $25,650,144) - 99.97%		24,807,219
Other Assets Less Liabilities - 0.03%		7,233
Net Assets - 100.00%		$24,814,452

(a) Represents 7-day effective SEC yield as of April 30, 2025.

See Notes to Financial Statements	11

Indexperts Yield Focused Fixed Income ETF

Schedule of Investments (unaudited)

As of April 30, 2025

	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds - 94.65%
Communications - 4.59%
Rogers Communications Inc	$113,000	8.750%	5/1/2032	$131,961
Verizon Communications Inc	220,000	6.550%	9/15/2043	240,280
Vodafone Group PLC	36,000	7.875%	2/15/2030	41,332
Walt Disney Co/The	245,000	7.750%	12/1/2045	303,531
				717,104
Consumer Discretionary - 4.97%
AutoZone Inc	230,000	6.550%	11/1/2033	249,014
Genuine Parts Co	283,000	6.875%	11/1/2033	311,136
Lowe’s Cos Inc	138,000	6.650%	9/15/2037	148,532
Masco Corp	62,000	7.750%	8/1/2029	66,871
				775,553
Consumer Staples - 7.29%
Conagra Brands Inc	221,000	8.250%	9/15/2030	253,242
Kimberly-Clark Corp	225,000	6.625%	8/1/2037	256,548
Kraft Heinz Foods Co	227,000	6.875%	1/26/2039	250,543
Kroger Co/The	63,000	7.700%	6/1/2029	69,648
Walmart Inc	270,000	6.500%	8/15/2037	307,491
				1,137,472
Energy - 19.49%
ConocoPhillips	230,000	6.500%	2/1/2039	255,000
DCP Midstream Operating LP	152,000	8.125%	8/16/2030	173,279
Devon Energy Corp	250,000	7.950%	4/15/2032	275,971
El Paso Natural Gas Co LLC	245,000	8.375%	6/15/2032	282,826
Enbridge Energy Partners LP	36,000	7.500%	4/15/2038	41,026
Energy Transfer LP	227,000	8.250%	11/15/2029	255,328
Enterprise Products Operating LLC	138,000	6.650%	10/15/2034	151,721
Enterprise Products Operating LLC	70,000	6.450%	9/1/2040	75,735
Halliburton Co	186,000	7.450%	9/15/2039	211,845
Hess Corp	153,000	7.875%	10/1/2029	172,274
Kinder Morgan Energy Partners LP	188,000	7.400%	3/15/2031	208,652
Plains All American Pipeline LP / PAA Finance Corp	104,000	6.650%	1/15/2037	109,138
Tennessee Gas Pipeline Co LLC	154,000	7.000%	10/15/2028	164,372
Texas Eastern Transmission LP	198,000	7.000%	7/15/2032	217,240
Valero Energy Corp	177,000	7.500%	4/15/2032	198,045
Williams Cos Inc/The	210,000	8.750%	3/15/2032	250,244
				3,042,696
Financials - 18.93%
American Express Co	250,000	8.150%	3/19/2038	306,745
AXA SA	200,000	8.600%	12/15/2030	234,496
Citigroup Inc	203,000	8.125%	7/15/2039	249,827
Credit Suisse USA LLC	37,000	7.125%	7/15/2032	41,399
Fifth Third Bancorp	235,000	8.250%	3/1/2038	276,419
Goldman Sachs Group Inc/The	235,000	6.450%	5/1/2036	246,754
HSBC Holdings PLC	117,000	7.625%	5/17/2032	132,724
Jefferies Financial Group Inc	41,000	6.450%	6/8/2027	42,335
JPMorgan Chase & Co	245,000	8.750%	9/1/2030	287,726
MetLife Inc	234,000	6.375%	6/15/2034	253,700
Morgan Stanley	235,000	6.375%	7/24/2042	251,117
Prudential Financial Inc	250,000	6.625%	12/1/2037	275,523
Travelers Cos Inc/The	288,000	6.250%	6/15/2037	315,027
Unum Group	39,000	7.250%	3/15/2028	41,927
				2,955,719

See Notes to Financial Statements	12

Indexperts Yield Focused Fixed Income ETF

Schedule of Investments (unaudited) (continued)

As of April 30, 2025

	Principal	Interest Rate	Maturity Date	Value
Health Care – 6.77%
Boston Scientific Corp	$261,000	7.375%	1/15/2040	$306,663
GlaxoSmithKline Capital Inc	195,000	6.375%	5/15/2038	213,392
HCA Inc	275,000	7.500%	11/6/2033	306,721
Merck & Co Inc	210,000	6.500%	12/1/2033	230,505
				1,057,281
Industrials - 4.98%
Burlington Northern Santa Fe LLC	70,000	7.290%	6/1/2036	81,995
Caterpillar Inc	30,000	8.250%	12/15/2038	38,087
General Electric Co	266,000	6.875%	1/10/2039	306,742
Rockwell Automation Inc	285,000	6.250%	12/1/2037	309,071
RTX Corp	38,000	7.500%	9/15/2029	42,237
				778,132
Materials - 3.19%
Dow Chemical Co/The	200,000	6.300%	3/15/2033	211,189
Owens Corning	220,000	7.000%	12/1/2036	245,817
WestRock MWV LLC	36,000	8.200%	1/15/2030	41,142
				498,148
Utilities - 24.44%
AEP Texas Inc	155,000	6.650%	2/15/2033	164,642
American Water Capital Corp	175,000	6.593%	10/15/2037	191,856
Appalachian Power Co	195,000	7.000%	4/1/2038	217,659
Arizona Public Service Co	80,000	6.350%	12/15/2032	85,272
Baltimore Gas and Electric Co	159,000	6.350%	10/1/2036	172,801
CenterPoint Energy Resources Corp	120,000	6.250%	2/1/2037	124,470
Consolidated Edison Co of New York Inc	203,000	6.750%	4/1/2038	229,302
Dominion Energy Inc	155,000	6.300%	3/15/2033	163,977
DTE Electric Co	67,000	6.625%	6/1/2036	73,879
Duke Energy Florida LLC	180,000	6.350%	9/15/2037	197,681
Edison International	79,000	6.950%	11/15/2029	82,510
Exelon Corp	187,000	7.600%	4/1/2032	212,197
Ohio Edison Co	225,000	8.250%	10/15/2038	282,173
Ohio Power Co	199,000	6.600%	3/1/2033	215,724
PacifiCorp	37,000	7.700%	11/15/2031	42,709
Potomac Electric Power Co	134,000	7.900%	12/15/2038	166,831
Progress Energy Inc	151,000	7.750%	3/1/2031	172,237
Public Service Co of Colorado	165,000	6.250%	9/1/2037	176,312
Public Service Enterprise Group Inc	36,000	8.625%	4/15/2031	41,805
Southwestern Electric Power Co	140,000	6.200%	3/15/2040	148,113
Toledo Edison Co/The	200,000	6.150%	5/15/2037	215,690
Union Electric Co	145,000	8.450%	3/15/2039	185,179
Virginia Electric and Power Co	192,000	8.875%	11/15/2038	251,772
				3,814,791
Total Corporate Bonds (Cost $14,794,086)				14,776,896

Short-Term Investment - 3.81%	Shares
Goldman Sachs Financial Square Government Fund, 4.19% (a) (Cost $594,203)	594,203	594,203

Investments, at Value (Cost $15,388,290) - 98.46%		15,371,099
Other Assets Less Liabilities - 1.54%		240,851
Net Assets - 100.00%		$15,611,950

(a)  Represents 7-day effective SEC yield as of April 30, 2025.

See Notes to Financial Statements	13

Indexperts ETFs

Statement of Assets and Liabilities (unaudited)

As of April 30, 2025

	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Assets:
Investments, at value	$25,581,282	$24,807,219	$15,371,099
Receivables:
Dividends	4,072	15,308	—
Interest	1,927	1,511	247,159
Total assets	25,587,281	24,824,038	15,618,258
Liabilities:
Accrued expenses:
Advisory fees	9,489	9,586	6,308
Total liabilities	9,489	9,586	6,308
Total Net Assets	$25,577,792	$24,814,452	$15,611,950
Net Assets Consist of:
Paid in capital	$26,467,085	$25,482,486	$15,644,596
Accumulated deficit	(889,293)	(668,034)	(32,646)
Total Net Assets	$25,577,792	$24,814,452	$15,611,950
ETF Shares Outstanding, no par value
(unlimited authorized shares)	2,577,018	2,486,932	1,573,337
Net Asset Value, Per Share	$9.93	$9.98	$9.92
Investments, at cost	$26,697,503	$25,650,144	$15,388,290

See Notes to Financial Statements	14

Indexperts ETFs

Statement of Operations (unaudited)

For the period ended April 30, 2025 (a)

	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Investment Income:
Dividends	$29,136	$80,037	$—
Interest	4,800	4,444	207,706
Total Investment Income	33,936	84,481	207,706
Expenses:
Advisory fees	28,606	28,388	18,808
Net Expenses	28,606	28,388	18,808
Net Investment Income	5,330	56,093	188,898
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(15,038)	(3,378)	(21,570)
In-kind transactions	243,767	163,341	—
Total realized gain (loss)	228,729	159,963	(21,570)
Net change in unrealized appreciation (depreciation) on investment transactions:	(1,116,221)	(842,925)	(17,191)
Net Realized and Unrealized Gain (Loss) on Investments	(887,492)	(682,962)	(38,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(882,162)	$(626,869)	$150,137

(a)  Commenced operations on December 31, 2024

See Notes to Financial Statements	15

Indexperts ETFs

Statements of Changes in Net Assets

For the period ended April 30, 2025 (a)

	Gorilla Aggressive Growth	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Operations:
Net investment income	$5,330	$56,093	$188,898
Net realized gain (loss) from investment transactions	(15,038)	(3,378)	(21,570)
Net change in unrealized appreciation (depreciation) on investments	(1,116,221)	(842,925)	(17,191)
Net Increase (Decrease) in Net Assets Resulting from Operations	(882,162)	(626,869)	150,137
Distributions to Shareholders From:
Distributable Earnings	(7,131)	(41,165)	(182,783)
Net Decrease in Net Assets Resulting from Distributions	(7,131)	(41,165)	(182,783)
Capital Share Transactions:
Shares sold	32,460,651	28,377,309	16,539,222
Shares repurchased	(5,993,566)	(2,894,823)	(894,626)
Net Increase in Net Assets Resulting from Capital Share Transactions	26,467,085	25,482,486	15,644,596
Net Increase in Net Assets	25,577,792	24,814,452	15,611,950
Net Assets:
Beginning of Period	—	—	—
End of Period	$25,577,792	$24,814,452	$15,611,950
Share Information:
Shares sold	3,217,018	2,786,932	1,663,337
Shares repurchased	(640,000)	(300,000)	(90,000)
Net Increase in Capital Shares	2,577,018	2,486,932	1,573,337

(a)  Commenced operations on December 31, 2024

See Notes to Financial Statements	16

Financial Highlights

For a share outstanding during period ended April 30, 2025 (a)	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (b)	—	0.03	0.16
Net realized and unrealized loss from investment transactions	(0.07)	(0.03)	(0.10)
Total from Investment Operations	(0.07)	—	0.06
Less Distributions From:
Net investment income	—	(0.02)	(0.14)
Net realized gains	—
Total Distributions	—	(0.02)	(0.14)
Net Asset Value, End of Period	$9.93	$9.98	$9.92
Total Return	(0.71)%	(0.04)%	0.60%
Net Assets, End of Period (in thousands)	$25,578	$24,814	$15,612

Ratios of:
Net Expenses to Average Net Assets (c)	0.50%	0.50%	0.50%
Net Investment Income (c)	0.09%	0.98%	4.97%
Portfolio turnover rate (d)	0.32%	0.40%	6.58%

(a)  The fund commenced operations on December 31, 2024.

(b)  Calculated using the average shares method.

(c)  Annualized

(d)  Not annualized

See Notes to Financial Statements	17

Indexperts ETFs

Note to Financial Statements (unaudited)

As of April 30, 2025

1.	Organization and Significant Accounting Policies

The Indexperts ETFs, actively managed exchange-traded funds, are each, a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).The Indexperts ETFs commenced operations on December 31, 2024.

The investment objective of the Indexperts Gorilla Aggressive Growth ETF is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that the Advisor believes have the potential for growth. These securities may be of any market capitalization.

The investment objective of the Indexperts Quality Earnings Focused ETF is to seek total return. The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that the Advisor believes have a consistent history of earnings stability or growth, and strong prospects for continued earnings stability and growth based on the Advisor’s research and analysis. These securities may be of any market capitalization.

The investment objective of the Indexperts Yield Focused Fixed Income ETF is to seek current income. The Fund seeks to achieve is investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed-income securities. These fixed-income securities will include corporate bonds, Treasury notes, bills and bonds, asset backed securities and preferred stocks.

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers. Shares of theIndexperts Gorilla Aggressive Growth ETF, Indexperts Quality Earnings Focused ETFs, and Indexpert Yield Focused Income ETFs are listed for trading on NYSE Arca under the trading symbols RILA, QIDX, and YFFI, respectively, and because shares will trade at market prices rather than NAV, shares of the Funds may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation

The Funds’ debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The Funds’ debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Funds’ debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the Funds may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Board of Trustees (“Trustees”) believe accurately reflects fair value. Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Indexperts ETFs

Note to Financial Statements (unaudited)

As of April 30, 2025

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s net asset value is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The Funds have adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of April 30, 2025, for the Funds’ assets measured at fair value:

Indexperts Gorilla Aggressive Growth ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stock (b)	$25,516,938	$25,516,938	$—	$—
Short-Term Investment	64,344	64,344	—	—
Total Assets	$25,581,282	$25,581,282	$—	$—

Indexperts Quality Earnings Focused ETF (a)
	Total	Level 1	Level 2	Level 3
Assets
Common Stock (b)	$24,739,444	$24,739,444	$—	$—
Short-Term Investment	67,775	67,775	—	—
Total Assets	$24,807,219	$24,807,219	$—	$—

Indexperts ETFs

Note to Financial Statements (unaudited)

As of April 30, 2025

Indexperts Yield Focused Fixed Income ETF (a)
	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$14,776,896	$—	$14,776,896	$—
Short-Term Investment	594,203	594,203	—	—
Total Assets	$15,371,099	$594,203	$14,776,896	$—

(a)	The Fund had no Level 3 holdings during the fiscal period ended March 31, 2025.

(b)	Refer to Schedule of Investments for breakdown by industry.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The Funds bear expenses incurred specifically on their behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The Funds may declare and distribute dividends from net investment income, if any, monthly. The Funds generally declare and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	Risk Considerations

	Indexperts Gorilla Aggressive Growth ETF	Indexperts Quality Earnings Focused ETF	Indexperts Yield Focused Fixed Income ETF
Authorized Participant Risk	X	X	X
Common Stock/Equity Security Risk	X	X
Credit/Default Risk			X
Cybersecurity Risk	X	X	X
Early Close/Trading Halt Risk	X	X	X
ETF Structure Risk	X	X	X
Financial Institution Failure Risk	X	X	X
Fixed Income Risk			X
Growth Stock Risk	X	X
Interest Rate Risk			X
Investing Risk	X	X	X
Large-Capitalization Risk	X	X
Management Risk	X	X	X

Indexperts ETFs

Note to Financial Statements (unaudited)

As of April 30, 2025

	Indexperts Gorilla Aggressive Growth ETF	Indexperts Quality Earnings Focused ETF	Indexperts Yield Focused Fixed Income ETF
Market Risk	X	X	X
Models and Data Risk			X
New Advisor Risk	X	X	X
New Fund Risk	X	X	X
Preferred Securities Risk			X
Small and Mid-Cap Securities Risk	X	X
U.S. Government Securities Risk			X
Value Investing Risk		X

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes, such as the Fund.

Common Stock/Equity Security Risk. Common stock holds the lowest priority in a company’s capital structure, and therefore takes the largest share of the company’s risk and its accompanying volatility. Investments in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended markets downturns, the value of common stocks will decline, which could also result in losses for the Fund. The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, or market conditions.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines and penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Indexperts ETFs

Note to Financial Statements (unaudited)

As of April 30, 2025

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. Any absence of an active trading market, in turn, leads to a heightened risk of a difference between the market price of the Fund’s shares and the value of the shares, which would be reflected in a wider bid-ask spread.

○	Cash Transactions. To the extent Creation Units are purchased [or redeemed] by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Cash Transaction Risk. (Only applicable to Quality Fixed Income ETF). Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV and the bid-ask spread could widen.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the NAV, and the bid-ask spread could widen.

■	To the extent APs exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	The market price for Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	In stressed market conditions, the market for Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Financial Institution Failure Risk. The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions.  The failure of a bank (or banks) with which the Fund and/or its portfolio companies have a commercial relationship could adversely affect, among other things, the Fund and its portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms.  In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.

Fixed Income Risk. The Fund’s investments in fixed income securities will be subject to various risks including interest rate risk, credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Indexperts ETFs

Note to Financial Statements (unaudited)

As of April 30, 2025

Growth Stock Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Conversely, as interest rates fall, the value of fixed income securities are likely to increase. A wide variety of market factors can cause interest rates to fluctuate, including central bank monetary policy, rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond investments at any given time. Changes in interest rates may also affect the Fund’s share price; for example, a sharp rise in interest rates could cause the Fund’s share price to fall.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Investing Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of distributions. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of real estate, and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Indexperts ETFs

Note to Financial Statements (unaudited)

As of April 30, 2025

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s NAV will also change daily in response to such factors.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is newly formed and has no history of operations as of the date of this Prospectus. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s performance, portfolio liquidity, ability to pay distributions and make share repurchases.

Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Small and Mid-Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities. To the extent that a security is guaranteed by the U.S. Government or an U.S. government agency, such securities are only guaranteed with respect to the timely payment of interest and principal. The U.S. government, its agencies, authorities and instrumentalities do not guarantee the market value of such obligation and, in fact, the market values of such obligations may fluctuate.

Value Investing Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

Indexperts ETFs

Note to Financial Statements (unaudited)

As of April 30, 2025

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, each Fund pays the Advisor a monthly unitary management fee equal to 0.50% of each Funds’ average daily net assets. The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing service for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services, and Independent Trustees’ fees, but excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor). The Advisor, and not Fund shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in assets.

4.	Trustees and Officers

The Board is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Effective January 1, 2025, the Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. Prior to January 1, 2025, the Independent Trustees received a flat rate of $5,000 plus an additional $2,000 per Fund each year but may receive up to an additional $2,250 per special meeting in the event that special meetings are held.

Each of the Trustees serves as a Trustee to all series of the Trust, including the Fund. Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
Gorilla Aggressive Growth ETF	$17,630,035	$11,995,832	$—	$—	$26,348,393	$5,513,822
Quality Earnings Focused ETF	16,733,931	10,691,446	—	—	21,990,897	2,543,202
Yield Focused Fixed Income ETF	32,142,894	16,699,156	—	—	—	—

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences. Distributions during the period ended April 30, 2025 were characterized for tax purposes as follows:

Ordinary Income
Gorilla Aggressive Growth ETF	$7,131
Quality Earnings Focused ETF	41,165
Yield Focused Fixed Income ETF	182,783

Indexperts ETFs

Note to Financial Statements (unaudited)

As of April 30, 2025

At April 30, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Cost of Investments	$26,697,503	$25,650,144	$15,388,290
Gross Unrealized Appreciation	763,069	742,188	68,805
Gross Unrealized Depreciation	(1,879,290)	(1,585,114)	(85,995)
Net Unrealized Appreciation (Depreciation)	$(1,116,221)	$(842,925)	$(17,191)

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect risk of loss to be remote.

8.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Indexperts ETFs

Additional Information (unaudited)

As of April 30, 2025

Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal period ended April 30, 2025.

During the period ended April 30, 2025, the Funds paid distributions as follows:

Ordinary Income
Gorilla Aggressive Growth ETF	$7,131
Quality Earnings Focused ETF	41,165
Yield Focused Fixed Income ETF	182,783

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2025, to determine the calendar year amounts to be included in their 2024 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the Funds.

Changes In and Disagreements with Accountants (Form N-CSR Item 8)

There were no changes in or disagreements with the accountant during the period.

Matters Submitted for Shareholder Vote (Form N-CSR Item 9)

Not applicable

Remuneration Paid to Directors, Officers and Others (Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the Funds, to the Trustees for the period of this report was $9,169. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreements

In connection with an organizational Board meeting held on September 14, 2023, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisory, with respect to the Funds (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the proposed Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services; assuring compliance with the Funds’ investment objectives, policies, and limitations; and its coordination of services for the Funds among the Funds’ service providers. The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and financial condition.

Indexperts ETFs

Additional Information (unaudited)

As of April 30, 2025

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business and compliance program), the Board concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Funds.

(ii)	Performance. The Board noted that, as the Funds had not yet launched, and therefore, had no performance to review. It was also noted that the Advisor had indices and an SMA that were similar to each respective Fund, which had been presented for comparison. It was noted that each index and SMA outperformed their respective benchmark for the periods shown. The Board discussed projections and estimated size of the Funds over time. After further discussion, the Trustees considered the experience of the personnel of the Advisor and determined that the performance was satisfactory.

(iii)	Fees and Expenses. The Trustees compared the proposed advisory fee and expense ratio of the Funds to other comparable funds. The Board noted that the management fee and expense ratio were higher than the peer group and category averages for the Indexperts Gorilla Aggressive ETF and Indexperts Quality Earnings Focused ETF, but that the Indexperts Quality Fixed Income ETF had a management fee and expense ratio that were higher than the peer group and category averages. However, both the management fee and expense ratio were within the range of fees charged in the peer group and category. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Advisor was fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Funds. It was noted that the Advisor did not expect to be profitable with respect to the Funds for the first 12 months of managing the Funds but did expect to be slightly profitable with respect to the Funds over the second 12 months of managing the Funds.

(v)	Economies of Scale. The Trustees noted that the Funds would not immediately realize economies of scale upon launch. The Trustees reviewed the Funds’ fee arrangements for breakpoints or other provisions that would allow the Funds’ shareholders to benefit from economies of scale in the future as the Funds grew. The Trustees determined that the maximum management fee would remain the same regardless of the Funds’ asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Funds grew.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Funds.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosure For Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date:	July 7, 2025	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date:	July 7, 2025	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date:	July 7, 2025	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer